Financial instruments and related disclosures - Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023
EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.17	1.18	1.15
JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	198	193	175
USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.31	1.28	1.24
Net investment hedges:
Disclosure of detailed information about hedged items [line items]
Change in fair value for recognising hedge ineffectiveness	£ 437	£ (522)
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	(648)	(208)
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0	£ 0
Net investment hedges: | Foreign exchange contracts
Disclosure of detailed information about hedged items [line items]
Notional value	20,487,000,000	18,569,000,000
Carrying amount	£ (4,883)	£ (5,468)
Change in fair value for recognising hedge ineffectiveness	£ (437)	£ 507
Net investment hedges: | Foreign exchange contracts | Buy foreign currency, over 12 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1,290,000
Notional value	743,000,000
Carrying amount	£ (42)
Change in fair value for recognising hedge ineffectiveness	£ (42)
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.14	1.20
Notional value	8,669,000,000	8,201,000,000
Carrying amount	£ 18	£ 19
Change in fair value for recognising hedge ineffectiveness	£ (410)	£ 359
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, less than 3 months | JPY
Disclosure of detailed information about hedged items [line items]
Average exchange rate	210.89	197.82
Notional value	47,000,000	84,000,000
Carrying amount	£ 0	£ (1)
Change in fair value for recognising hedge ineffectiveness	£ 5	£ 13
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, less than 3 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.33	1.29
Notional value	4,437,000,000	2,417,000,000
Carrying amount	£ 43	£ (66)
Change in fair value for recognising hedge ineffectiveness	£ 216	£ (56)
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, less than 3 months | CNH
Disclosure of detailed information about hedged items [line items]
Average exchange rate	8.77	9.26
Notional value	60,000,000	61,000,000
Carrying amount	£ 4	£ (1)
Change in fair value for recognising hedge ineffectiveness	£ 2	£ (1)
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, 3 to 6 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.28	1.31
Notional value	223,000,000	1,827,000,000
Carrying amount	£ 12	£ (75)
Change in fair value for recognising hedge ineffectiveness	£ 12	£ (75)
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate		1.17
Notional value		208,000,000
Carrying amount		£ 0
Change in fair value for recognising hedge ineffectiveness		£ 1
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | USD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.33
Notional value	735,000,000
Carrying amount	£ 8
Change in fair value for recognising hedge ineffectiveness	£ 8
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | CNH
Disclosure of detailed information about hedged items [line items]
Average exchange rate	9.33
Notional value	123,000,000
Carrying amount	£ (1)
Change in fair value for recognising hedge ineffectiveness	£ (2)
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | CAD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.82	1.76
Notional value	285,000,000	244,000,000
Carrying amount	£ 0	£ 2
Change in fair value for recognising hedge ineffectiveness	£ 7	£ 17
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | SGD
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.69	1.67
Notional value	61,000,000	164,000,000
Carrying amount	£ 0	£ 0
Change in fair value for recognising hedge ineffectiveness	£ 3	£ 3
Net investment hedges: | Foreign exchange contracts | Sell foreign currency, over 6 months | CHF
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.02
Notional value	80,000,000
Carrying amount	£ 1
Change in fair value for recognising hedge ineffectiveness	£ 0
Net investment hedges: | Foreign exchange contracts | Cross currency swaps, over 12 months | EUR
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.19
Notional value	807,000,000
Carrying amount	£ (24)
Change in fair value for recognising hedge ineffectiveness	£ (30)
Net investment hedges: | Foreign exchange contracts | Borrowings, less than 3 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	0	0
Carrying amount	£ 0	£ 0
Change in fair value for recognising hedge ineffectiveness	£ (31)	£ 42
Net investment hedges: | Foreign exchange contracts | Borrowings, 3 to 6 months
Disclosure of detailed information about hedged items [line items]
Notional value	873,000,000	623,000,000
Carrying amount	£ (873)	£ (622)
Change in fair value for recognising hedge ineffectiveness	£ (43)	£ 28
Net investment hedges: | Foreign exchange contracts | Borrowings, over 6 months | EUR
Disclosure of detailed information about hedged items [line items]
Notional value	3,885,000,000	4,524,000,000
Carrying amount	£ (3,870)	£ (4,508)
Change in fair value for recognising hedge ineffectiveness	£ (188)	£ 157
Net investment hedges: | Foreign exchange contracts | Borrowings, over 6 months | JPY
Disclosure of detailed information about hedged items [line items]
Notional value	202,000,000	216,000,000
Carrying amount	£ (201)	£ (216)
Change in fair value for recognising hedge ineffectiveness	14	£ 19
Cash flow hedges: | Floating rate interest
Disclosure of detailed information about hedged items [line items]
Change in fair value for recognising hedge ineffectiveness	28
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	4
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	0
Cash flow hedges: | Fixed rate interest
Disclosure of detailed information about hedged items [line items]
Change in fair value for recognising hedge ineffectiveness	14
Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges	0
Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied	£ 0